EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENTS
EQUITY METHOD INVESTMENTS
Ohio Gathering owns, operates and is currently developing midstream infrastructure consisting of a liquids-rich natural gas gathering system, a dry natural gas gathering system and a condensate stabilization facility in the Utica Shale Play in southeastern Ohio. Ohio Gathering provides gathering services pursuant to primarily long-term, fee-based gathering agreements, which include acreage dedications.
In January 2014, Summit Investments acquired a 1.0% ownership interest in Ohio Gathering from Blackhawk Midstream, LLC ("Blackhawk") for $190.0 million. Concurrent with this acquisition, Summit Investments made an $8.4 million capital contribution to Ohio Gathering to maintain its 1.0% ownership interest.
The ownership interest Summit Investments acquired from Blackhawk included an option to increase the holder's ownership interest in Ohio Gathering to 40.0% (the "Option"). In May 2014, Summit Investments exercised the Option to increase its ownership to 40.0% (the "Option Exercise") and made the following payments (i) $326.6 million of capital contribution true-ups, (ii) $50.4 million of additional capital contributions to maintain its 40.0% ownership interest, and (iii) $5.4 million of management fee payments that were recognized as capital contributions in its Ohio Gathering capital accounts. Concurrent with and subsequent to the Option Exercise, the non-affiliated owners have retained their respective 60.0% ownership interest in Ohio Gathering (the "Non-affiliated Owners").
Summit Investments accounted for its initial ownership interests in Ohio Gathering under the cost method due to its ownership percentage and because it determined that it was not the primary beneficiary. Subsequent to the Option Exercise, Summit Investments accounted for its ownership interests in Ohio Gathering as equity method investments because it had joint control with the Non-affiliated Owners, which gave it significant influence. This shift from the cost method to the equity method required that Summit Investments retrospectively reflect its investment in Ohio Gathering and the associated results of operations as if it had been utilizing the equity method since the inception of its investment.
Summit Investments recognized the $190.0 million that it paid to Blackhawk as an investment in Ohio Gathering at inception. In addition, Ohio Gathering had assigned a value of $7.5 million to the Option, recognized it initially as an asset and concurrently attributed the value of the Option to Blackhawk's capital account. Upon acquiring Blackhawk's interest, the Option was reclassified from Blackhawk's capital account to Summit Investments' capital account in Ohio Gathering's records. Neither of these transactions involved a flow of funds to or from Ohio Gathering. As such, they created a basis difference between its recorded investment in equity method investees and that recognized and attributed to Summit Investments by Ohio Gathering. In accordance with the retrospective recognition triggered by the Option Exercise, in February 2014, Summit Investments began amortizing these basis differences over the weighted-average remaining life of the contracts underlying Ohio Gathering's operations. The impact of amortizing these two basis differences resulted in a net decrease to Summit Investments' investment in equity method investees.
Subsequent to the Option Exercise, Summit Investments continued to make capital contributions to Ohio Gathering along with receiving distributions such that it maintained its 40.0% ownership interest through the 2016 Drop Down. Subsequent to the 2016 Drop Down, SMLP began making contributions and receiving distributions and will also continue amortizing the two basis differences, as noted above.

A rollforward of the investment in equity method investees follows.

	2015	2014

	(In thousands)
Investment in equity method investees, January 1	$706,172	$—
Cash contributions	86,200	145,131
Cash distributions	(34,641)	(2,992)
Gain (loss) from equity method investees	6,790	(4,472)
Amortization of basis difference in equity method investees	(13,353)	(12,240)
Acquisition of initial interest in Ohio Gathering	—	190,000
January 2014 initial cash contribution	—	8,360
Option Exercise	—	382,385
Investment in equity method investees, December 31	751,168	706,172
December cash distributions	3,472	—
December cash contributions	—	(20,420)
Basis difference	(156,888)	(170,241)
Investment in equity method investees, net of basis difference, November 30	$597,752	$515,511
The following table presents summarized balance sheet information for Ohio Gathering.

	November 30,
	2015	2014

	(In thousands)
Total assets	$1,510,075	$1,341,007
Total liabilities	59,313	95,391
Members' equity	1,450,762	1,245,616
The following table presents summarized statements of operations information for Ohio Gathering for the twelve months ended November 30, 2015 and for the period of ownership in 2014.

	Twelve months ended November 30, 2015	Ten months ended November 30, 2014

	(In thousands)
Total revenues	$130,090	$45,313
Total operating expenses	112,581	66,374
Net income (loss)	16,803	(21,061)